Cover	Sep. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2026
Entity File Number	001-42652
Entity Registrant Name	Linkhome Holdings Inc.
Entity Central Index Key	0002017758
Entity Tax Identification Number	93-4316797
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	17901 Von Karman Ave
Entity Address, Address Line Two	Ste 450
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	800
Local Phone Number	680-9158
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	LHAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false